ACCRUALS AND OTHER PAYABLES - DETAILED INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information of accruals and other payables [line items]
Other deposits received	¥ 297,736			¥ 308,890
Salary and welfare payables	486,644			418,214
Deposits received for construction projects	117,366			131,965
Other taxes payable	75,286			62,942
Amounts received on behalf of Labor Union	68,030			87,566
Deposits received from ticketing agencies	30,078			25,408
Employee benefits obligations (Note 25)	22,761			24,487
Housing maintenance fund	0			2,480
Payables assumed by capital increase in FVOCI	86,065			0
Other payables	413,649			427,144
Total accruals and other payables	1,955,175	$ 306,809		1,849,656
GIDC [member]
Disclosure of detailed information of accruals and other payables [line items]
Payables to GIDC assumed by business combination	¥ 357,560			¥ 360,560

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.